Cash and Investment Held in Trust Account (Details) - Schedule of carrying value, including gross unrealized holding gain as other comprehensive income and fair value of held to marketable securities - USD ($)
	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of carrying value, including gross unrealized holding gain as other comprehensive income and fair value of held to marketable securities [Abstract]
U.S. Treasury Securities, Carrying Value	$ 40,989,461	$ 40,441,469	$ 48,239,345
U.S. Treasury Securities, Gross Unrealized Holding Gain			10,173
U.S. Treasury Securities, Fair Value	$ 40,989,461	$ 40,441,469	$ 48,249,518